Organization and nature of operations - Additional Information (Details) ¥ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2011 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Number of year's power of attorney retained		10 years
Percentage of pre-tax operating profit		80.00%
Right-of-use assets | $			$ 1,954		$ 8,747	$ 11,819
Lease liabilities | $			$ 1,988		$ 8,825
Giganology Shenzhen
Variable Interest Entity [Line Items]
Termination of agreement, notice period		30 days
Automated extended period of agreement		10 years
Agreement expiration date		2022
Agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou [Member]
Variable Interest Entity [Line Items]
Additional interest-free loans		¥ 20
Increase in registered capital		30
Agreement between Giganology Shenzhen and Shareholders of Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Interest-free loans		¥ 9
Agreement between Giganology Shenzhen and Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Increase in registered capital	¥ 20
Term agreement expiration year		2016
Call Option Agreement [Member] | Giganology Shenzhen
Variable Interest Entity [Line Items]
Agreement expiration date		2022
Outstanding share, purchase price per share | ¥ / shares				¥ 1
Exclusive Technology Support and Services Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit		20.00%
Exclusive Technology Support and Services Agreement [Member] | Giganology Shenzhen
Variable Interest Entity [Line Items]
Term agreement expiration year		2025
Exclusive Technology Consulting and Training Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit		20.00%
Software and Proprietary Technology License Contract [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit		40.00%